Subsequent Events	3 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Subsequent Events

NOTE 12 - Subsequent Events

On July 7, 2011, we issued 500,000 shares of our common stock to a consultant in exchange for strategic corporate advisory services.

As of August 15, 2011, BioZone Labs and Equalan, wholly owned subsidiaries of the Company are in default with respect to four promissory notes (the “Notes”) issued to a bank (the “Lender”) with an aggregate amount of principal and interest equal to $2,043,033 outstanding as of such date.

The default results from the acquisition by the Company of all of the stock of BioZone Labs and Equalan. The Notes contain events of default, including a change of ownership of more than 25% of BioZone Labs’ or Equalan’s common stock. The Notes are secured by a first priority lien on all of BioZone Labs’ and Equalan’s assets. In addition, our President and Chief Scientific Officer and our Executive Vice President, each of whom is a significant shareholder of the Company, have each personally guaranteed full repayment of the Notes. On August 15, 2011, the Lender declared the entire unpaid principal amount and accrued interest of the Notes immediately due and payable (see Note 5).